Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Apr. 01, 2012
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2012